Note 12 - Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
	Year ended December 31, 2017
	FVTPL	Available for sale	Loans and receivables	Other liabilities	Total
Financial assets
Cash and cash equivalents	$160,395	$-	$-	$-	$160,395
Accounts receivables (Note 4)	-	-	160	-	160
Investments (Note 5)	661	2,435	-	-	3,096
Financial liabilities
Trade and other payables	-	-	-	936	936
	Year ended December 31, 2016
	FVTPL	Available for sale	Loans and receivables	Other liabilities	Total
Financial assets
Cash and cash equivalents	$83,347	$-	$-	$-	$83,347
Term deposits	55,000	-	-	-	55,000
Accounts receivables (Note 4)	-	-	628	-	628
Investments (Note 5)	168	550	-	-	718
Financial liabilities
Trade and other payables	-	-	-	733	733

Disclosure of fair value measurement of assets [text block]
	Year ended December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$160,395	$-	$-	$160,395
Investments (Note 5) (1)	2,435	661	-	3,096
	$162,830	$661	$-	$163,491
	Year ended December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$83,347	$-	$-	$83,347
Term deposits	55,000	-	-	55,000
Investments (Note 5) (1)	15	703	-	718
	$138,362	$703	$-	$139,065